Severance and Retention - Summary of Severance Related Liabilities within Accounts Payable and Accrued Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Balance at beginning of year	$ 358	$ 555
Payments	(1,395)	(1,600)
Expense	2,503	1,403
Balance at ending of year	$ 1,466	$ 358